Consolidated Balance Sheets (Parenthetical) (Continental Cement Company, L.L.C. [Member], USD $) In Thousands, except Share data, unless otherwise specified	Jun. 28, 2014 Class B Units [Member]	Dec. 28, 2013 Class B Units [Member]	Dec. 31, 2012 Class B Units [Member]	Jun. 28, 2014 Class A Units [Member]	Dec. 28, 2013 Class A Units [Member]	Dec. 31, 2012 Class A Units [Member]
Redeemable,Class B units issued	100,000,000	100,000,000	100,000,000
Redeemable, Class B units authorized	100,000,000	100,000,000	100,000,000
Member's equity, Class A units issued				100	100	100
Member's equity Class A units authorized				100	100	100